Accrued and Unpaid Dividends for Preferred Stock Issuance (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Dividends Payable [Line Items]
Accrued and unpaid dividend	$ 11,232,478	$ 9,560,553
Series A Redeemable Convertible Preferred Stock [Member]
Dividends Payable [Line Items]
Accrued and unpaid dividend	3,325,667	3,029,667
Series B Redeemable Convertible Preferred Stock [Member]
Dividends Payable [Line Items]
Accrued and unpaid dividend	3,807,154	3,346,402
Series C Redeemable Convertible Preferred Stock [Member]
Dividends Payable [Line Items]
Accrued and unpaid dividend	$ 4,099,657	$ 3,184,484